UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21353

                           SEI OPPORTUNITY FUND, L.P.
               (Exact name of registrant as specified in charter)

                                   ----------

                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Timothy D. Barto
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-2533

                     DATE OF FISCAL YEAR END: MARCH 31, 2009

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


SEI OPPORTUNITY FUND, L.P. (IN LIQUIDATION)

Financial Statements and Additional Information (Unaudited)

For the six month period September 30, 2009

                   SEI Opportunity Fund, L.P. (in liquidation)

                        Financial Statements (Unaudited)

                For the six month period ended September 30, 2009

                                    CONTENTS

Financial Statements

Schedule of Investments ..................................................    1
Statement of Assets and Liabilities ......................................    4
Statement of Operations ..................................................    5
Statement of Changes in Partners' Capital ................................    6
Statement of Cash Flows ..................................................    7
Notes to Financial Statements ............................................    8
Approval of Investment Advisory Agreement ................................   18

The Fund files their complete schedule of portfolio holdings of the SEI Opportunity Fund, L.P. with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

                   SEI Opportunity Fund, L.P. (in liquidation)

                       Schedule of Investments (Unaudited)

                               September 30, 2009

          SECTOR WEIGHTINGS (BASED ON PERCENTAGE OF TOTAL INVESTMENTS)

                                   (BAR CHART)

Credit Hedging             38.0%
Multi-Strategy             21.6%
Fixed Income               13.6%
Short-Term Investments     11.7%
Convertible Bond Hedging    7.7%
Distressed Debt             5.9%
Long/Short Equity           1.5%

                                                          FIRST                                  % OF
                                                       ACQUISITION                             PARTNERS
INVESTMENTS IN INVESTMENT FUNDS                           DATE          COST      FAIR VALUE    CAPITAL   LIQUIDITY**
-------------------------------                        -----------   ----------   ----------   --------   -----------
Convertible Bond Hedging*:
   Lydian Partners II, LP (d) (e)                       10/01/2003   $1,505,690   $  788,821      7.63%    Quarterly
                                                                     ----------   ----------     -----
Total Convertible Bond Hedging                                        1,505,690      788,821      7.63%
Credit Hedging*:
   ICP Strategic Credit Income Fund, LP (d) (c) (e)     09/01/2007    1,800,000    1,625,199     15.72%    Quarterly
   Solus, LLC (d)                                       01/01/2004    2,005,434    2,204,353     21.32%    Quarterly
   Southpaw Credit Opportunity Partners, LP (e)         08/01/2005       23,947       24,091      0.23%    Quarterly
   Strategic Value Credit Opportunities Fund, LP (b)    09/01/2005       74,913       25,632      0.25%    Quarterly
                                                                     ----------   ----------     -----
Total Credit Hedging                                                  3,904,294    3,879,275     37.52%
Distressed Debt*:
   Highland Crusader Fund, LP (b)                       12/01/2005    1,520,000      390,284      3.77%   Semi-Annual
   Strategic Value Restructuring Fund, LP (e) (f)       01/01/2006      233,917      207,454      2.01%    Bi-Annual
                                                                     ----------   ----------     -----
Total Distressed Debt                                                 1,753,917      597,738      5.78%
Fixed Income*:
   Sorin Fund, LP (b)                                   03/01/2007    1,949,209    1,385,028     13.40%    Quarterly
                                                                     ----------   ----------     -----
Total Fixed Income                                                    1,949,209    1,385,028     13.40%

                   SEI Opportunity Fund, L.P. (in liquidation)

                 Schedule of Investments (continued) (Unaudited)

                               September 30, 2009

                                                           FIRST                                   % OF
                                                        ACQUISITION                              PARTNERS
INVESTMENTS IN INVESTMENT FUNDS                            DATE           COST      FAIR VALUE    CAPITAL   LIQUIDITY**
-------------------------------                         -----------   -----------   ----------   --------   -----------
Long/Short Equity*:
   GPS Income Fund, LP (b)                               09/01/2006   $    37,227   $   18,842     0.18%     Quarterly
   GPS New Equity Fund, LP (b)                           05/01/2007         5,506        1,967     0.02%     Quarterly
   Mercury Asia Real Estate Securities Fund, LP (b)      10/01/2007       443,834      135,835     1.31%     Quarterly
                                                                      -----------   ----------    -----
Total Long/Short Equity                                                   486,567      156,644     1.51%
Multi-Strategy*:
   Maple Leaf Macro Volatility Fund, LLC (e)             03/01/2008       655,110      570,118     5.51%      Monthly
   Sandelman Partners Multi-Strategy Fund, LP (b) (e)    01/01/2007       419,026      215,797     2.09%     Quarterly
   Tennenbaum Multi Strategy Fund I, LLC (b)             08/01/2008     2,000,000    1,419,788    13.73%     Quarterly
                                                                      -----------   ----------    -----
Total Multi-Strategy                                                    3,074,136    2,205,703    21.33%
                                                                      -----------   ----------    -----
Total Investments                                                     $12,673,813   $9,013,209    87.17%
                                                                      ===========   ==========    =====

                                                                                        % OF
                                                                                      PARTNERS
SHORT-TERM INVESTMENTS                                       COST       FAIR VALUE     CAPITAL
----------------------                                   -----------   -----------   ----------
Registered Investment Companies
   CITI Funds, Institutional Liquid Reserves, Class A,
      0.26% (shares 192,493)                             $   192,493   $   192,493      1.86%
   Federal Prime Value Obligation Fund, 0.30%
      (shares 1,001,637)                                   1,001,637     1,001,637      9.69%
                                                         -----------   -----------     -----
Total Registered Investment Companies                    $ 1,194,130   $ 1,194,130     11.55%
                                                         -----------   -----------     -----
Total Investments and
   Short-Term Investments (a)                            $13,867,943   $10,207,339     98.72%
                                                         ===========   ===========     =====

Percentages are based on Net Assets of $10,339,788.

*    Investment Funds are non-income producing.

** Available frequency of redemptions after initial lock-up period per the offering documents.

(a) The aggregate cost of investments for tax purposes was $13,867,943. Net unrealized depreciation on investments for tax purposes was $3,660,604 consisting of $199,063 of gross unrealized appreciation and $3,859,667 of gross unrealized depreciation.

(b) Investment Fund is in liquidation. Distributions from the Investment Funds in liquidation may be received at anytime, subject to the discretion of the Investment Fund.

                   SEI Opportunity Fund, L.P. (in liquidation)

                Schedule of Investments (concluded) (Unaudited)

                               September 30, 2009

(c) Investment Fund fair valued using methods determined in good faith by the Valuation Committee of the Board of Directors. The total value of such Investment Funds as of September 30, 2009 was $1,625,199 and represented 15.71% of Net Assets. See discussion in Note 2 of the financial statements.

(d) Investment Fund suspended or gated redemption as of September 30, 2009. The suspension may be lifted at anytime, subject to the discretion of the Investment Fund. See discussion in Note 7 of the financial statements.

(e) All or a portion of the Investment in Investment Funds is held in side pockets, which have restricted liquidity.

(f) The total Investment Fund is still in its initial lock -- up period. The frequency of redemptions may be extended until the Investment Fund exits this period.

The investments in Investment Funds shown above have been fair valued in accordance with procedures established by the Board of Directors.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                   SEI Opportunity Fund, L.P. (in liquidation)

                Statement of Assets and Liabilities (Unaudited)

                               September 30, 2009

ASSETS
Investments in investment funds, at fair value (cost $12,673,813)        $ 9,013,209
Investments in short-term investments, at fair value (cost $1,194,130)     1,194,130
Receivable for investment funds sold                                       1,633,052
Other assets                                                                   1,628
                                                                         -----------
Total assets                                                              11,842,019
                                                                         ===========
LIABILITIES
Capital withdrawals payable                                              $ 1,135,000
Other accrued expenses                                                       367,231
                                                                         -----------
Total liabilities                                                          1,502,231
                                                                         -----------
PARTNERS' CAPITAL
General partners' capital                                                $     1,678
Limited partners' capital                                                 10,338,110
                                                                         -----------
   Total partners' capital                                               $10,339,788
                                                                         -----------
Total liabilities and partners' capital                                  $11,842,019
                                                                         ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                   SEI Opportunity Fund, L.P. (in liquidation)

                      Statement of Operations (Unaudited)

               For the six month period ended September 30, 2009

INVESTMENT INCOME:
Interest                                                              $    16,757
FUND EXPENSES:
   Professional fees                                                      282,122
   Printing fees                                                           29,000
                                                                      -----------
TOTAL FUND EXPENSES                                                       311,122
                                                                      -----------
Net investment loss                                                      (294,365)
                                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                       (1,745,863)
Net change in unrealized appreciation (depreciation) on investments     2,996,207
                                                                      -----------
      Net realized and unrealized gain on investments                   1,250,344
                                                                      -----------
Net increase in partners' capital resulting from operations           $   955,979
                                                                      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                   SEI Opportunity Fund, L.P. (in liquidation)

                   Statements of Changes in Partners' Capital

           For six month period ended September 30, 2009 (Unaudited)
                       and the year ended March 31, 2009

                                                                                    LIMITED
                                                                       GENERAL     PARTNERS'
                                                                       PARTNER      CAPITAL         TOTAL
                                                                       -------   ------------   ------------
FOR THE SIX-MONTH PERIOD ENDED
   SEPTEMBER 30, 2009 (IN LIQUIDATION) (UNAUDITED)
FROM INVESTMENT ACTIVITIES
Net investment loss                                                     $   (9)  $   (294,356)  $   (294,365)
Net realized loss on investment funds                                      (51)    (1,745,812)    (1,745,863)
Net change in unrealized appreciation on investment funds                   88      2,996,119      2,996,207
                                                                        ------   ------------   ------------
Net increase in partners' capital derived from investment activities        28        955,951        955,979
PARTNERS' CAPITAL TRANSACTIONS
Capital withdrawals                                                         --    (24,759,407)   (24,759,407)
                                                                        ------   ------------   ------------
Net decrease in partners' capital derived from capital transactions         --    (24,759,407)   (24,759,407)
Net increase (decrease) in partners' capital                                28    (23,803,456)   (23,803,428)
Partners' capital March 31, 2009                                         1,650     34,141,566     34,143,216
                                                                        ------   ------------   ------------
Partners' capital September 30, 2009                                    $1,678   $ 10,338,110   $ 10,339,788
                                                                        ======   ============   ============

                                                                                    LIMITED
                                                                       GENERAL     PARTNERS'
                                                                       PARTNER      CAPITAL         TOTAL
                                                                       -------   ------------   ------------
FOR THE YEAR ENDED MARCH 31, 2009 (IN LIQUIDATION)
FROM INVESTMENT ACTIVITIES
Net investment loss                                                     $  (18)  $   (848,192)  $   (848,210)
Net realized loss on investment funds                                      (14)      (904,393)      (904,407)
Net change in unrealized depreciation on investment funds                 (205)    (9,221,186)    (9,221,391)
                                                                        ------   ------------   ------------
Net decrease in partners' capital derived from investment activities      (237)   (10,973,771)   (10,974,008)
Partners' capital transactions
Capital contributions                                                       --      2,656,014      2,656,014
CAPITAL WITHDRAWALS                                                         --    (14,987,292)   (14,987,292)
                                                                        ------   ------------   ------------
Net decrease in partners' capital derived from capital transactions         --    (12,331,278)   (12,331,278)
Net decrease in partners' capital                                         (237)   (23,305,049)   (23,305,286)
Partners' capital March 31, 2008                                         1,887     57,446,615     57,448,502
                                                                        ------   ------------   ------------
Partners' capital March 31, 2009                                        $1,650   $ 34,141,566   $ 34,143,216
                                                                        ======   ============   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                   SEI Opportunity Fund, L.P. (in liquidation)

                      Statement of Cash Flows (Unaudited)

               For the six month period ended September 30, 2009

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in partners' capital derived resulting from operations         $    955,979
   Adjustments to reconcile net increase in partners' capital resulting from operations to net cash provided by operating activities:
      Proceeds from sales of investment funds                                    24,068,045
      Net sales of short term investments                                         2,075,191
      Net realized loss on investment funds                                       1,745,863
      Net change in unrealized appreciation/depreciation on investment funds     (2,996,207)
      Decrease in receivable for investment funds sold                            3,643,488
      Decrease in other assets                                                        2,423
      Decrease in investor servicing fees payable                                   (15,975)
      Decrease in administration fees payable                                        (8,423)
      Decrease in advisory fees payable                                             (34,199)
      Increase in other accrued expenses                                            220,215
                                                                               ------------
   Net cash provided by operating activities                                     29,656,400
CASH FLOWS FROM FINANCING ACTIVITIES
   Capital withdrawals                                                          (29,656,400)
                                                                               ------------
   Net cash used in financing activities                                        (29,656,400)
CASH
   Beginning of period                                                                   --
                                                                               ------------
   End of period                                                               $         --
                                                                               ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                  SEI Opportunity Fund, L.P. (in liquidation)

                   Notes to Financial Statements (Unaudited)

                               September 30, 2009

1. ORGANIZATION

SEI Opportunity Fund, L.P. (the "Fund"), is a Delaware limited partnership registered under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund currently invests directly in various private Investment Funds ("Investment Funds").

The Fund's investment objective is to achieve an attractive risk-adjusted return with moderate volatility and moderate directional market exposure over a full market cycle. The General Partner of the Fund is SEI Funds, Inc. ("General Partner"), a Delaware corporation. SEI Investments Management Corporation (the "Adviser"), a Delaware corporation, registered investment adviser, and affiliate of the General Partner, serves as the Investment Adviser to the Fund.

Generally, except as provided under applicable law or under the Agreement, a Limited Partner shall not be liable for the Fund's debts, obligations and liabilities in any amount in excess of the capital account balance of such Limited Partner, plus such Limited Partner's share of undistributed profits and assets. Subject to applicable law, a Limited Partner may be obligated to return to the Fund certain amounts distributed to the Limited Partner.

Effective March 31, 2009, the Fund has changed its basis of accounting for periods subsequent to March 31, 2009 from going concern basis to liquidation basis and liquidation of the investors' interests starting April 1, 2009 will be pursuant to the plan of liquidation of the Fund.

The term "in liquidation" in the financial statements shall be understood to represent the basis of presentation for accounting purposes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies and reporting followed by the Fund in preparing the financial statements.

The basis of accounting is in conformity with US generally accepted accounting principles ("GAAP") on a liquidation basis. The financial amounts are in US dollars.

FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") LAUNCHES ACCOUNTING STANDARDS CODIFICATION

The FASB has issued FASB ASC 105 (formerly FASB Statement No. 168), The "FASB Accounting Standards Codification(TM)" and the Hierarchy of Generally Accepted Accounting Principles ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

                   SEI Opportunity Fund, L.P. (in liquidation)

             Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") LAUNCHES ACCOUNTING STANDARDS CODIFICATION

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification as of September 30, 2009.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Fund's assets and liabilities, which qualify as financial instruments approximates the carrying amounts presented on the Statement of Assets and Liabilities. Management of the Fund deems these estimates reasonable.

PORTFOLIO VALUATION

The net asset value of the Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors (the "Board"). Investments in Investment Funds are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies, as described in each of their financial statements and offering memoranda, and reported at the time of the Fund's valuation. Usually the fair value is an amount equal to the sum of the capital accounts in the Investment Funds determined in accordance with U.S. GAAP or other similar principals, which would be the amount received if sold.

                   SEI Opportunity Fund, L.P. (in liquidation)

             Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PORTFOLIO VALUATION (CONTINUED)

Such valuations are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. In the unlikely event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund in accordance with fair value procedures established by the Fund's Board. The Fund's fair value procedures are implemented through a fair value committee designated by the Fund's Board.

The investment classification by strategy reflected in the accompanying schedule of investments represents the Adviser's most meaningful presentation of the classification of the strategies of the Investment Funds

ASC 820 (formerly known as Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements), is effective for the Fund's financial statements issued after November 15, 2007. In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with ASC 820 during the six month period ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. Considerable judgment is required to interpret the factors used to develop estimates of fair value.

                   SEI Opportunity Fund, L.P. (in liquidation)

             Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PORTFOLIO VALUATION (CONCLUDED)

The securities that are valued by the Fund are its interests in the Investment Funds and not the underlying holdings of such Investment Funds. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds may differ from the inputs used to value the underlying holdings of such Investment Funds.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments in accordance with ASC 820 carried at value:

SEI OPPORTUNITY FUND, L.P.           LEVEL 1    LEVEL 2      LEVEL 3       TOTAL
--------------------------        ----------    -------   ------------   ----------
Investments in Investment Funds   $       --    $--        $9,013,209    $ 9,013,209
Investments in Cash & Cash         1,194,130     --                --      1,194,130
Equivalents
                                  ----------    ---        ----------   -----------
TOTAL                             $1,194,130    $--        $9,013,209   $10,207,339
                                  ==========    ===        ==========   ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:


                                   INVESTMENTS
                                  IN INVESTMENT
                                     FUNDS
                                  --------------
BEGINNING BALANCE AS OF 3/31/09   $   31,830,910
Realized gain                         (1,745,863)
Change in unrealized depreciation      2,996,207
Net purchase/sales                   (24,068,045)
                                  --------------
ENDING BALANCE AS OF 9/30/09      $    9,013,209
                                  ==============

Net change in unrealized depreciation from Level 3 investments still held as of September 30, 2009 is ($4,415,997).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the six-month period ended September 30, 2009 there has been no significant changes to the Fund's fair valuation methodologies.

INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income and expenses are recorded on an accrual basis. Realized gains and losses from investment transactions are calculated on the weighted average cost basis. Security transactions are recorded on the effective date of the subscription or withdrawal in the Investment Fund.

                   SEI Opportunity Fund, L.P. (in liquidation)

             Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME RECOGNITION AND SECURITY TRANSACTIONS (CONCLUDED)

Distributions from Investment Funds will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments, based on the U.S. income tax characteristics of the distribution, if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income. For the six month period ended September 30, 2009, there were no distributions from Investment Funds.

FUND EXPENSES

The Fund bears all expenses incurred in its business. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses and other types of expenses as may be approved from time to time by the Board.

TAXATION

The Fund intends to be treated as a partnership for Federal, state, and local income tax purposes. The Fund is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal, state, or local income taxes is reflected in the accompanying financial statements.

For the six month period ended September 30, 2009, in accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies," the Fund reclassified ($ 294,365) and ($1,745,863) from accumulated net investment income (loss) and accumulated net realized gain
(loss), respectively, to net partners' capital. The reclassification was to reflect, as an adjustment to net partners' capital, the amount of taxable income or loss that have been allocated to the Partners and has no effect on net assets.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than- not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

                   SEI Opportunity Fund, L.P. (in liquidation)

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

DISTRIBUTION POLICY

The Fund shall, as necessary, transmit one or more liquidating distributions equal to the shareholders proportionate interest in the net assets of the Fund to each shareholder of record at the Liquidation Time or distribute such proportionate interest to each shareholder of record in such other manner as determined to be in the best interest of the shareholder by the officers of the Fund, in their sole discretion.

CAPITAL ACCOUNTS

Net profits or net losses of the Fund for each fiscal period will be allocated to the capital accounts of partners on the last day of each fiscal period in accordance with partners' respective investment percentages in the Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Fund, other than in accordance with the members' respective investment percentages.

INVESTMENTS IN INVESTMENT FUNDS

As of September 30, 2009, the Fund invested solely in Investment Funds and registered investment companies. The management agreements for these Investment Funds provide for compensation to managers in the form of management fees ranging from 1.00% to 2.00% per year of total net assets of the Investment Fund. The management agreements also provide for performance incentive fees or allocations to the managers of up to 20% of the Investment Funds' net profits.

The investments in Investment Funds are subject to the terms of the respective offering documents. Income is net of the Fund's proportionate share of fees and expenses incurred or charged by the Investment Funds, including all the related management and performance fees, if any.

3. ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser is responsible for the day-to-day investment management of all of the Fund's assets, under the supervision of the Fund's Board.

The Fund pays the Adviser a fixed advisory fee (the "Advisory Fee"), payable quarterly in arrears on the last business day of each quarter, equal to 1.00% (on an annualized basis) of the Fund's net asset value at the end of such quarter. The Adviser charges a pro rata portion of the Advisory Fee in respect of contributions to the Fund that take place during a given calendar quarter. No Advisory Fees were accrued for the period ended September 30, 2009.

SEI Global Services, Inc. serves as the Fund's administrator (the
"Administrator"). Under an agreement with the Administrator, the Fund pays the Administrator a fee equal to 0.29% (on an annualized basis) of the Fund's net asset value, as applicable, which is accrued and paid monthly.

                   SEI Opportunity Fund, L.P. (in liquidation)

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2009

3. ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONCLUDED)

All reasonable out of pocket expenses incurred by the Administrator on behalf of the Fund are billed to the Fund quarterly in arrears. The Administrator performs administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by Federal, state and other applicable laws and regulations, and provides the Fund with administrative office facilities. No administration fees were accrued for the period ended September 30, 2009.

The Administrator also serves as the Fund's investor servicing agent, facilitating the provision by financial advisers and other financial intermediaries of ongoing investor services and account maintenance services to Investors that are customers of such Investor Service Providers. Under the terms of a shareholder servicing agreement between the Fund and the Administrator, these services include, but are not limited to: (a) handling inquiries from Investors regarding the Fund; (b) assisting in the maintenance of members' accounts with the Fund; (c) assisting in the maintenance of Fund records; and
(d) providing such other information and member liaison services as the Administrator may reasonably request. The Fund will pay the investor servicing fee to the Administrator as a monthly fee computed at an annualized rate of up to 0.55% of the Fund's outstanding interests held by all investors. No investor servicing fees were accrued for the period ended September 30, 2009.

SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets pursuant to a Custodian Services Agreement between the Fund and the Custodian. The Fund pays the Custodian an annualized rate of 0.01% of the Fund's net asset value calculated and accrued monthly and paid to the Custodian quarterly. No Custodian fees were accrued for the period ended September 30, 2009.

SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a Distribution Agreement with the Fund. The Distributor has not been compensated by the Fund for its services rendered under the Distribution Agreement.

The Adviser voluntarily agreed certain expenses of the Fund, including investor servicing fees, custody fees and administrative fees, that are borne by the Fund shall not in aggregate exceed 2.00% per annum of the Fund's net asset value. The following expenses of the Fund are specifically excluded from the expense limit: extraordinary, non-recurring and certain other unusual expenses (including taxes). Effective April 1, 2009, the Adviser of the Fund has voluntarily agreed that all fees charged by SEI and its affiliates to the Fund, including investor servicing fees, custody fees, advisory fees, and administrative fees shall be waived.

4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK/CONCENTRATION OF RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

                   SEI Opportunity Fund, L.P. (in liquidation)

             Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2009

4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK/CONCENTRATION OF RISK (CONCLUDED)

The Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and a variety of financial instruments using different strategies and investment techniques that may involve significant credit, market and liquidity risks. These Investment Funds may invest a high percentage of their assets which may create concentrations in specific issuers, industries and sectors of the market in order to achieve a potentially greater investment return.

As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value. Various risks are also associated with an investment in the Fund, including risks relating to compensation arrangements and the limited liquidity of interests.

5. CAPITAL STRUCTURE

Capital accounts are established for each limited member. As of the last day of each fiscal period, the Fund allocates net profits or losses for that fiscal period to the capital accounts of all members (including the General Partner), in proportion to their respective opening capital account balances for such fiscal period (after taking into account any capital contributions deemed to be made as of the first day of such fiscal period).

On March 24, 2009 the Fund did not offer to purchase for cash any Limited Partnerships Interest or portions of Limited Partnership Interests.

6. INDEMNIFICATION RISK

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, management believes the risk of loss from such claims is considered remote.

7. INVESTMENT TRANSACTIONS

For the period of April 1, 2009 thorough September 30, 2009, sales of investments were $24,068,045.

At September 30, 2009, 34.8% Fund's net assets are in liquidation and 58.1% of the Fund's net assets were invested in Investment Funds that have partially or fully suspended redemptions. Some of the Investment Funds may hold a portion of their assets in "side pockets," which are sub-funds within the Investment Funds that have restrictive liquidity, potentially extending over a much longer period than the typical liquidity an investment in Investment Funds may provide.

Should the Fund seek to liquidate its investment in an Investment Fund that maintains side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the value of its investment could fluctuate based on adjustments of fair value of the side pocket as determined by the Investment Fund's investment manager. At September 30, 2009, 10.1% of the Fund's net assets were invested in side pockets maintained by the Investment Funds.

                   SEI Opportunity Fund, L.P. (in liquidation)

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2009

8. FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                               For the              For the                                          For the period
                                           six-months ended      year ended     For the       For the     For the     June 1, 2004
                                         September 30, 2009    March 31, 2009  year ended    year ended  year ended      through
                                         (liquidation basis)   (liquidation     March 31,     March 31,   March 31,     March 31,
                                             (Unaudited)           basis)          2008         2007        2006         2005(3)
                                         -------------------  ---------------  -----------  -----------  ----------  --------------
TOTAL RETURN (1)
Total return                                      6.32%             (19.60       (0.26)%       8.43%       8.47%       5.06%(5)
                                               =======             =======     =======      =======      =======     ======
   Net assets, end of period (000's)           $10,340             $34,143     $57,448      $33,448      $16,680     $8,805
                                               =======             =======     =======      =======      =======     ======
RATIOS TO AVERAGE NET ASSETS
Net investment income ratio:
   Net investment loss, before waivers           (2.41)%(4)          (2.62)%     (2.23)%      (2.32)%      (1.97)%    (5.10)%(4)(6)
                                               =======             =======     =======      =======      =======       ====
   Net investment loss, net of waivers           (2.41)%(4)          (1.70)%     (1.92)%      (1.91)%      (3.22)%    (1.90)%(4)(6)
                                               =======             =======     =======      =======      =======       ====
Expense ratio:
   Operating expenses, before waivers             2.55%(4)(9)         2.91%       2.36%(2)    2.46%(2)      3.30%(2)   5.18%(2)(4)
                                               =======             =======     =======      =======      =======       ====
   Operating expenses, net of waivers             2.55%(4)(9)         1.99%       2.05%(2)    2.05%(2)      2.05%(2)   1.98%(2)(4)
                                               =======             =======     =======      =======      =======       ====
Portfolio turnover rate                           1.20%              34.72%      (1.12)%(8)   16.97%(7)    50.19%(7)   8.08%(5)(7)
                                               =======             =======     =======      =======      =======       ====

(1) Total return is calculated for all the limited partners taken as a whole. An individual limited interest partner's return may vary from these returns based on the timing of capital transaction.

(2) Does not include expenses of the Investment Funds in which the SEI Opportunity Master Fund L.P., invested. The expense ratio (expense and incentive fee ratio) is calculated for the limited interest partners taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual limited interest partner's capital may vary from these ratios based on the timing of capital transactions.

(3) The Fund did not receive any contributions, except for initial seed capital, or trade actively until June 1, 2004; information prior to June 1, 2004 is not considered meaningful.

(4)  Annualized.

(5)  Not Annualized.

(6) Net investment loss ratios exclude the reversal of organization fees of $65,441.

(7)  Represents portfolio turnover of the Master Fund.

(8) Represents the portfolio turnover from January 1 through March 31, 2008. From the period April 1, 2007 through December 31, 2007, the Fund invested it's assets in the SEI Opportunity Master Fund, L.P. The Master Fund's portfolio turnover for that period was 9.22%.

(9) Operating expense (net of waivers) is greater than the expense cap of 2.00% due to the inclusion of the reserve for estimatable future liabilities and debts of the Fund as established by the Plan of Liquidation.

                   SEI Opportunity Fund, L.P. (in liquidation)

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2009

9. SUBSEQUENT EVENT

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 25, 2009, (i.e., the date the financial statements were available to be issued.) Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2009.

On March 24, 2009, the Board of Directors (the "Board") of the SEI Opportunity Fund, L.P. (the "Fund") determined that due to a decrease in assets under management attributable to recent market conditions, declines in new subscriptions and increased withdrawals, it is in the best interest of the Fund and its shareholders to commence the orderly liquidation of the Fund and deregistration of the Fund from its registration as an investment company under the Investment Company Act of 1940 (the "1940 Act"). As a result, the Board considered and adopted a plan of liquidation for the Fund, effective March 31, 2009 (the "Original Plan"), which provides the Board the authority to complete the liquidation and subsequent deregistration.

Pursuant to the Original Plan, the Fund began the process of requesting withdrawals from its underlying funds. However, its underlying fund investments are subject to significant restrictions on withdrawals. These restrictions include, but are not limited to, initial lock-up periods on the Fund's investments in the underlying funds, limitations on the frequency of the Fund's withdrawals from the underlying funds, and an underlying fund's complete or partial suspension of the Fund's right to withdraw. As a result of these restrictions, to date, the Fund has received from the underlying funds and distributed to Fund investors, approximately two-thirds of the Fund's assets. The Fund's remaining one-third assets consist primarily of illiquid interests in underlying hedge funds, and SEI Investments Management Corporation, the Fund's investment adviser, believes that the time frame for the return of such assets may be as long as two or three years (the "Remaining Assets"). Until the Fund is completely liquidated, it may not be dissolved as a limited partnership under the laws of the State of Delaware or be deregistered under the 1940 Act. Consequently, the Fund is required to continue to pay fees and expenses associated its Delaware organization and 1940 Act registration until all Remaining Assets are completely liquidated and the Fund is deregistered.

At its September 16, 2009 meeting, the Board considered an Amended and Restated Plan of Liquidation (the "Amended Plan") for the Fund. The Amended Plan specifically provides for the transfer of the Remaining Assets and liabilities to a liquidation trust established for the purpose of completing the liquidation and distribution (the "Liquidation Trust"). SEI Global Services, Inc. ("SEIGS"), the Fund's administrator, will serve as the trustee for the Liquidation Trust (in such capacity, the "Liquidation Trustee"). This transfer to the Liquidation Trust is designed to allow the Fund to complete the liquidation of its assets so that it may deregister as an investment company under the 1940 Act and dissolve as a limited partnership under Delaware law, while preserving the Fund's shareholders right to the distribution of the Fund's remaining assets.

                   SEI Opportunity Fund, L.P. (in liquidation)

             Approval of Investment Advisory Agreement (Unaudited)

                               September 30, 2009

SEI Opportunity Fund, L.P. (the "Fund") has entered into an investment advisory agreement with SEI Investments Management Corporation ("SIMC" or the "Adviser") dated December 31, 2007 (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC is responsible for the day-to-day investment management of the Fund's assets.

The Investment Company Act of 1940, as amended (the "1940 Act"), requires that the initial approval of, as well as the continuation of, the Fund's Advisory Agreement must be specifically approved by: (i) the vote of the Board of Directors of the Fund (the "Board") or by a vote of the shareholders of the Fund; and (ii) the vote of a majority of the directors who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any party to the Advisory Agreement (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Board must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a fund's fees, fund boards are required to evaluate the material factors applicable to a decision to approve an advisory agreement.

The discussion immediately below summarizes the materials and information presented to the Board in connection with the Board's Annual Review of the Advisory Agreement and the conclusions made by the Directors when determining to continue the Advisory Agreement for an additional one-year period.

Consistent with the responsibilities referenced above, the Board called and held a meeting on September 16, 2009 to consider whether to renew the Advisory Agreement. In preparation for the meeting, the Board provided SIMC with a written request for information and received and reviewed extensive written materials in response to that request, including information as to the performance of the Fund versus benchmarks, the levels of fees for various categories of services

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant has delegated proxy voting responsibilities to SIMC, its investment adviser, subject to the Board's general oversight. In delegating proxy voting responsibilities, the registrant has directed that proxies be voted consistent with the registrant's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (collectively referred to as the "Proxy Voting Procedures"). The Proxy Voting Procedures address, among other things, conflicts of interest that may arise between the interests of the registrant, and the interests of SIMC and its affiliates.

                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             PROXY VOTING PROCEDURES

SEI Investments Management Corporation ("SIMC") serves as investment adviser to multiple clients, including investment companies, institutions and individual investors. As investment adviser, SIMC has an obligation to vote proxies with respect to securities held in client portfolios in the best economic interests of SIMC's clients for which it has proxy voting authority. The following Procedures are intended to ensure that proxies are voted in the best interests of clients.

A.   ESTABLISHMENT OF PROXY VOTING COMMITTEE

     1. SIMC shall establish a Proxy Voting Committee (the "Committee"), comprised of representatives of SIMC's Investment Management Unit and Legal and/or Compliance personnel. Currently, the members of the Committee are as follows:

               Tom Williams
               Gregory Stahl

               John Diederich
               Kevin McNamera
               Noreen Martin
               Stephanie Cavanagh

     2. The membership of the Committee may be changed at any time upon approval of the existing members of the Committee or by the President of SIMC.

     3. The Committee shall meet as necessary to perform any of the activities set forth below.

     4. Any action requiring approval of the Committee shall be deemed approved upon an affirmative vote by a majority of the Committee present or represented.

     5. The Committee shall consult with counsel or other experts as it deems appropriate to carry out its responsibilities.

B.   APPROVAL OF PROXY VOTING GUIDELINES

     1. The Committee shall approve Guidelines that set forth the manner in which SIMC shall vote, or the manner in which SIMC shall determine how to vote, with respect to various matters that may come up for shareholder vote with respect to securities held in client accounts and for which SIMC has proxy voting responsibility.

     2. In the event that any employee of SIMC recommends a change to SIMC's Guidelines, the Committee shall meet to consider the proposed change and consider all relevant factors. If approved by the Committee, the change shall be accepted, and the Guidelines revised accordingly.

     3. For accounts that engage in securities lending, SIMC believes that the additional income derived by clients from such activities generally outweighs the potential economic benefit of recalling securities for the purpose of voting. Therefore, SIMC generally will not recall securities on loan for the sole purpose of voting proxies.


C.   CIRCUMSTANCES WHERE SIMC WILL NOT VOTE PROXIES

     1. For accounts that engage in securities lending, SIMC believes that the additional income derived by clients from such activities generally outweighs the potential economic benefit of recalling securities for the purpose of voting. Therefore, SIMC generally will not recall securities on loan for the sole purpose of voting proxies.

     2. In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the "block" restriction lifted early (e.g., in some countries shares generally can be "unblocked" up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer's transfer agent). SIMC believes that the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, SIMC generally will not vote those proxies subject to "share blocking.".

D.   CONFLICTS OF INTEREST

     1. SIMC has elected to retain a third party proxy voting service (the "Service") to vote proxies with respect to accounts for which SIMC serves as investment adviser (and retains proxy voting authority). The Service shall vote proxies in accordance with the Guidelines approved by the Committee. SIMC reasonably believes that the Service's implementation of the Guidelines will result in proxies being voted in the best economic interests of clients. So long as the Service votes proxies in accordance with the Guidelines, SIMC believes that there is an appropriate presumption that the manner in which SIMC voted was not influenced by, and did not result from, a conflict of interest.

     2. The Service makes available to SIMC, prior to voting on a proxy, its recommendation on how to vote with respect to such proxy in light of SIMC's Guidelines. SIMC retains the authority to overrule the Service's recommendation, and instruct the Service to vote in a manner at variance with the Service's recommendation. The exercise of such right could implicate a conflict of interest. As a result, SIMC may not overrule the Service's recommendation with respect to a proxy unless the following steps are taken:

          a. The Proxy Voting Committee shall meet to consider the proposal to overrule the Service's recommendation.

          b. The Proxy Voting Committee must determine whether SIMC has a conflict of interest with respect to the issuer that is the subject of the proxy. The Committee will use the following standards to identify issuers with which it may have a conflict of interest.

               1. SIGNIFICANT BUSINESS RELATIONSHIPS - The Committee will determine whether SIMC or its affiliates may have a significant business relationship with the issuer, such as, for example, where SIMC (or an affiliate) manages a pension plan, administers employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to the issue. For this purpose, a "significant business relationship" is one that: (1) represents 1% or $1,000,000 of SIMC's or an affiliate's revenues for the most recent fiscal year, whichever is less, or is reasonably expected to represent this amount for the current fiscal year; or (2) may not directly involve revenue to SIMC or its affiliates but is otherwise determined by the Committee to be significant to SIMC or its affiliates, such as, for example, the following:

                    - SIMC or its affiliates lease significant office space from the company or have some other real estate-related relationship with the issuer;

                    - SIMC or an affiliate otherwise has a significant relationship with the company such that it might create an incentive for SIMC to vote in favor of management.

               2. SIGNIFICANT PERSONAL/FAMILY RELATIONSHIPS - The Committee will determine whether any employees who are involved in the proxy voting process may have a significant personal/family relationship with the issuer. For this purpose, a "significant personal/family relationship" is one that would be reasonably likely to influence how SIMC votes proxies. To identify any such relationships, the Committee shall obtain information about any significant personal/family relationship between any employee of SIMC who is involved in the proxy voting process (e.g., IMU analysts, members of the Committee, senior management, as applicable) and senior employees of issuers for which SIMC may vote proxies.

               3. DUTIES OF THE PROXY COMMITTEE - The Committee has a duty to make reasonable investigation of information relating to conflicts of interest. For purposes of identifying conflicts, the Committee shall rely on publicly available information about SIMC and its affiliates, information about SIMC and its affiliates that is generally known by employees of SIMC,(1) and other information actually known by a member of the Committee. Absent actual knowledge, the Committee is not required to investigate possible conflicts involving SIMC where the information is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Committee. In connection with the consideration of any proxy voting matters under this policy, each member of the Committee has a duty to disclose to the Committee any material conflicts of interest of which the member has actual knowledge but which have not been identified by the Committee pursuant to these Procedures, and, if appropriate, recuse himself/herself from the matter at issue.

          c. If SIMC determines that it has a conflict of interest, the Committee shall determine whether the conflict is "material" to any specific proposal included within the proxy. If not, then SIMC can vote the proxy as determined by the Committee. The Committee shall determine whether a proposal is material as follows:

               1. ROUTINE PROXY PROPOSALS - Proxy proposals that are "routine" shall be presumed not to involve a material conflict of interest for SIMC, unless the Committee has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as the selection of an accountant, uncontested election of directors, meeting formalities, and approval of an annual report/financial statements. (2)

               2. NON-ROUTINE PROXY PROPOSALS - Proxy proposals that are "non-routine" shall be presumed to involve a material conflict of interest for SIMC, unless the Committee determines that SIMC's conflict is unrelated to the proposal in question (see 3. below). For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans).

               3. DETERMINING THAT A NON-ROUTINE PROPOSAL IS NOT MATERIAL - As discussed above, although non-routine proposals are presumed to involve a material conflict of interest, the Committee may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the Committee must conclude that a proposal is not directly related to SIMC's conflict with the issuer or that it otherwise would not be considered important by a reasonable investor. The Committee shall record in writing the basis for any such determination.

          d. For any proposal where the Committee determines that SIMC has a material conflict of interest, SIMC may vote a proxy regarding that proposal in any of the following manners:

               1. OBTAIN CLIENT CONSENT OR DIRECTION - If the Committee approves the proposal to overrule the recommendation of the Service, SIMC shall fully disclose to each client holding the security at issue the nature of the conflict, and obtain the client's consent to how SIMC will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

----------
(1) The procedures provide that the Committee should be aware of information about SIMC or its affiliates that is generally known by employees of SIMC, but it does not extend this knowledge to information about SIMC's affiliates that is generally known by employees of SIMC's affiliates (unless such information also is generally known by SIMC's employees).

(2) For guidance on defining "routine" and "non-routine" matters, SIMC shall use the standards set forth in NYSE Rule 452 and Special Instruction 12b.viii. of Form 13F.

               2. USE RECOMMENDATION OF THE SERVICE - Vote in accordance with the Service's recommendation.

          e. For any proposal where the Committee determines that SIMC does not have a material conflict of interest, the Committee may overrule the Service's recommendation if the Committee reasonably determines that doing so is in the best interests of SIMC's clients. If the Committee decides to overrule the Service's recommendation, the Committee shall maintain a written record setting forth the basis of the Committee's decision.

                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             PROXY VOTING GUIDELINES

A.   The Board of Directors

     1.   VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

          Votes on director nominees are made on a case-by-case basis. For uncontested elections, SIMC will generally vote for the nominees, although the vote may be withheld for some or all of the nominees if an analysis of the factors discussed below indicates the Board or nominee has not served the economic long-term interests of the shareholders. The factors to consider include:

          -    the company's long-term financial performance;

          - independence of the full board and key board committees (full independent audit, nominating and compensation committees);

          -    diversity of the board;

          - nominees' attendance records (generally votes should be withheld from directors who have attended less than 75 percent of meetings without valid reason);

          -    directors serving on an excessive number of other boards;

          -    Chapter 7 bankruptcy, SEC violations, and criminal offenses;

          -    interlocking directorships;

          - executive compensation: history of approving excessive compensation or repricing underwater stock options;

          - no action taken by the board in response to majority votes on shareholder proposals.

     2.   VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

          Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

          Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:

          - consideration of the factors discussed above for uncontested elections;

          -    management's track record;

          -    background to the proxy contest;

          -    qualifications of director nominees (both slates);

          - evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met;

          -    stock ownership positions; and

          -    impact on stakeholders.

     3.   CHAIRMAN AND CEO IS THE SAME PERSON

          Generally vote for shareholder proposals that would require the positions of chairman and CEO to be held by different persons. However, in certain circumstances, such as a small-cap company with a limited group of leaders, it may be appropriate for these positions to be combined for some period of time.

     4.   MAJORITY OF INDEPENDENT DIRECTORS

          - Generally, vote for proposals seeking to require that the board be comprised of a majority of independent directors.

          - Vote for proposals that request that all, or a majority of, the audit, compensation and/or nominating committees be independent directors.

     5.   STOCK OWNERSHIP REQUIREMENTS

          - Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

     6.   BOARD STRUCTURE

          -    Vote against proposals to classify the board.

          - Vote for proposals to repeal classified boards and elect all directors annually.

     7.   TERM OF OFFICE

          Generally vote against shareholder proposals to limit the tenure of outside directors.

     8.   CUMULATIVE VOTING

          -    Generally vote for proposals to permit cumulative voting.

          -    Vote against proposals to eliminate cumulative voting.

     9.   DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

          - Vote against proposals to limit or eliminate entirely director and officer liability for (i) a breach of the duty of loyalty,
               (ii) acts or omissions not in good faith or involving intentional misconduct or knowing violations of the law, (iii) acts involving the unlawful purchases or redemptions of stock, (iv) the payment of unlawful dividends, or (v) the receipt of improper personal benefits.

          - Vote against proposals to reduce or eliminate directors' personal liability when litigation is pending against current board members.

          - For other types of proposals seeking to eliminate or limit the personal liability of directors to the company and its shareholders for monetary damages, whether to vote for such proposal will be determined on a case-by-case basis. Generally, SIMC may vote for these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors.

     10.  INDEMNIFICATION

          SIMC may support these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors, but will generally oppose indemnification when it is being proposed to insulate directors from actions they have already taken.

          - Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

          - Vote for proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only the director's legal expenses would be covered.

B.   Changes in Control

     1.   POISON PILLS

          Shareholder rights plans, typically known as poison pills, take the form of rights or warrants issued to shareholders and are triggered when a potential acquiring stockholder reaches a certain threshold of ownership. Poison pills insulate management from the threat of a change in control and provide the target board with veto power over takeover bids.

          - Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

          - Review on a case-by-case basis management proposals to ratify a poison pill or shareholder proposals to redeem a company's poison pill, taking into consideration the impact of acquisition attempts that may be detrimental to the long-term economic best interests of shareholders.

     2.   GREENMAIL

          Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. The hostile party usually receives a substantial premium over the market value of shares.

          - Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

          - Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

     3.   SHAREHOLDER ABILITY TO REMOVE DIRECTORS

          - Vote against proposals that provide that directors may be removed only for cause.

          - Vote for proposals to restore shareholder ability to remove directors with or without cause.

          - Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

          - Vote for proposals that permit shareholders to elect directors to fill board vacancies.

     4.   SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

          -    Vote for proposals that seek to fix the size of the board.

          - Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

          - Vote for management proposals to change the number of directors provided a satisfactory explanation for the change is given.

C.   MERGERS AND CORPORATE RESTRUCTURINGS

     1.   MERGERS AND ACQUISITIONS

          Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

          -    anticipated financial and operating benefits;

          -    offer price (cost vs. premium);

          -    prospects of the combined companies;

          -    how the deal was negotiated;

          - changes in corporate governance and their impact on shareholder rights;

          -    impact on community stakeholders and workforce.

     2.   FAIR PRICE PROVISIONS

          Fair price provisions were designed to defend against a two-tiered, front-end loaded tender offer. In such a hostile takeover, the bidder offers cash for enough shares to gain control of the target. At the same time, the acquirer states that once control has been obtained, the target's remaining shares will be purchased with cash, cash and securities or only securities. Since the payment offered for the remaining stock is, by design less valuable than the original offer for the controlling shares, shareholders are forced to sell out early to maximize their value. Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares that brought control.

          - Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

          - Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

     3.   CORPORATE RESTRUCTURING

          Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

     4.   APPRAISAL RIGHTS

          Vote for proposals to restore, or provide shareholders with, rights of appraisal.

     5.   SPIN-OFFS

          Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

     6.   ASSET SALES

          Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

     7.   LIQUIDATIONS

          Votes on liquidations are made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

     8.   CHANGING CORPORATE NAME

          Vote for changing the corporate name if proposed or supported by management.

D.   SHAREHOLDER RIGHTS

     1.   CONFIDENTIAL VOTING

          - Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election, as long as the proposal provides that in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy, and that if the dissidents do not agree, the confidential voting policy is waived.

          -    Vote for management proposals to adopt confidential voting.

     2.   SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

          - Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

          - Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

     3.   SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

          - Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

          - Vote for proposals to allow or make easier shareholder action by written consent.

     4.   EQUAL ACCESS

          Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

     5.   UNEQUAL VOTING RIGHTS

          -    Vote against dual class exchange offers.

          -    Vote against dual class recapitalizations.

     6.   SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR
          BYLAWS

          - Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

          - Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

     7.   SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

          - Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

          - Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

     8.   REIMBURSE PROXY SOLICITATION EXPENSES

          Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

E.   CAPITAL STRUCTURE

     1.   COMMON STOCK AUTHORIZATION

          - Review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

          - Generally vote for management proposals requesting shareholder approval to increase authorized common stock when management provides persuasive justification for the increase. Evaluate the amount of additional stock requested in comparison to the requests of the company's peers as well as the company's articulated reason for the increase.

          - Vote for increases in authorized common stock to fund stock splits that are in shareholders' interests.

          - Evaluate on a case-by-case basis proposals where the company intends to use the additional stock to implement a poison pill or other takeover defense.

          - Vote against proposed common stock authorizations that increase the existing authorization by more than 50 percent unless a clear need for the excess shares is presented by the company.

     2.   REVERSE STOCK SPLITS

          Generally vote for a reverse stock split if management provides a reasonable justification for the split.

     3.   BLANK CHECK PREFERRED AUTHORIZATION

          The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting rights, conversion, distribution and other rights to be determined by the board at time of issue. Blank check preferred stock can be used for sound corporate purposes, but could be used to thwart hostile takeovers without shareholder approval.

          - Generally vote against proposals that would authorize the creation of blank check preferred stock.

          - Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

          - Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding, vote against the requested increase.

          - Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

     4.   ADJUST PAR VALUE OF COMMON STOCK

          - Vote for management proposals to reduce the par value of common stock.

     5.   PREEMPTIVE RIGHTS

          - Review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

     6.   DEBT RESTRUCTURING

          Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. Generally approve proposals that facilitate debt restructuring unless there are clear signs of self-dealing or other abuses. Factors to consider include:

          - dilution - how much will ownership interests of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

          - change in control - will the transaction result in a change in control of the company?

          - bankruptcy - is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

F.   EXECUTIVE AND DIRECTOR COMPENSATION

     1.   STOCK OPTION PLANS

          Vote on a case-by-case basis on stock option plans. When evaluating stock option plans, review the following factors:

          - stock option and other forms of compensation should be performance-based with an eye toward improving shareholder value.

          - support option plans that provide challenging performance objectives and serve to motivate executives to excellent performance, and oppose plans that offer unreasonable benefits to executives that are not available to any other shareholders.

          - whether the proposed plan is being offered at fair market value, or at a discount; excessively dilutes the earnings per share of the outstanding shares; and gives management the ability to replace or reprice "underwater" options, which is not available to any other shareholders.

          - whether the option plan is generally available to other managers and employees in the company.

          - any other features of the plan that may not be in shareholders' best interest.

          - generally, vote for proposals that seek to provide for indexed and/or premium priced options.

     2.   OBRA-RELATED COMPENSATION PROPOSALS

          The Omnibus Budget Reconciliation Act of 1993 ("OBRA") imposed certain restrictions in order for a compensation plan to receive favorable tax treatment.

          - Vote for proposals that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

          - Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

          - Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

          - Generally, vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA. Vote against plans that are deemed to be excessive because they are not justified by performance measures.

     3.   SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

          - Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

          - Generally, vote for shareholder proposals that seek to eliminate outside directors' retirement benefits.

          - Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

     4.   GOLDEN AND TIN PARACHUTES

          Golden and tin parachutes are designed to protect the employees of a corporation in the event of a change in control. With golden parachutes, senior level management employees receive a pay out during a change in control at usually two to three times base salary. Increasingly, companies that have golden parachute agreements for executives are extending coverage for all their employees via tin parachutes.

          - Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

          - Generally vote against all proposals to ratify golden parachutes; vote on tin parachutes on a case by case basis.

     5.   EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

          Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive.

G.   SOCIAL AND ENVIRONMENTAL ISSUES

     1.   SOCIAL, WORKFORCE AND ENVIRONMENTAL ISSUES GENERALLY

          Generally, vote for shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value. In determining how to vote on shareholder social, workforce, and environmental proposals, analyze the following factors:

          - whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

          -    the percentage of sales, assets and earnings affected;

          - the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

          - whether the issues presented should be dealt with through government or company-specific action;

          - whether the company has already responded in some appropriate manner to the request embodied in a proposal;

          - whether the company's analysis and voting recommendation to shareholders is persuasive;

          -    what other companies have done in response to the issue;

          -    whether the proposal itself is well framed and reasonable;

          - whether implementation of the proposal would achieve the objectives sought in the proposal; and

          - whether the subject of the proposal is best left to the discretion of the board.

          Generally, support proposals that request the company to furnish information helpful to shareholders in evaluating the company's operations.

     2.   SPECIAL POLICY REVIEW AND SHAREHOLDER ADVISORY COMMITTEES

          - Vote for these proposals when they appear to offer a potentially effective method for enhancing shareholder value.

     3. EQUAL EMPLOYMENT OPPORTUNITY AND OTHER WORK PLACE PRACTICE REPORTING ISSUES

          - Vote for proposals calling for action on equal employment opportunity and antidiscrimination.

          - Vote for legal and regulatory compliance and public reporting related to non-discrimination, affirmative action, workplace health and safety, environmental issues, and labor policies and practices that effect long-term corporate performance.

          -    Vote for nondiscrimination in salary, wages and all benefits.

     4.   NON-DISCRIMINATION IN RETIREMENT BENEFITS

          -    Support non-discrimination in retirement benefits.

     5.   "CERES PRINCIPLES" AND "MACBRIDE PRINCIPLES"

          The CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues. Many companies have voluntarily adopted these principles.

          - Vote on proposals to adopt the CERES Principles or MacBride Principles on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.

     7.   CONTRACT SUPPLIER STANDARDS

          - vote on proposals regarding the adoption of "Codes of Conduct" or other standards for the company's suppliers and licensees on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.

     8.   CORPORATE CONDUCT, HUMAN RIGHTS, AND LABOR CODES

          - Generally support proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights, such as: the use of slave, child, or prison labor; a government that is illegitimate; or there is a call by human rights advocates, pro-democracy organizations, or legitimately-elected representatives for economic sanctions.

          - Support Principles or Codes of Conduct relating to company investment in countries with patterns of human rights abuses.

          -    Support implementation and reporting on ILO codes of conduct.

          - support independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with Codes.

H.   OTHER MISCELLANEOUS MATTERS

     1.   RATIFYING AUDITORS

          Vote for proposals to ratify auditors, unless: (i) an auditor is not independent; or (ii) there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

     2.   VOTING ON STATE TAKEOVER STATUTES

          Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

          Generally support opting into stakeholder protection statutes if they provide comprehensive protections for employees and community stakeholders. Generally vote against opting into takeover statutes that only serve to protect incumbent management from accountability to shareholders and which negatively influence shareholder value.

     3.   APPROVING OTHER BUSINESS AT SHAREHOLDER MEETING

          Vote against proposals to approve other business that may arise at the shareholder meeting.

     4.   ADJOURNING SHAREHOLDER MEETINGS

          Vote against proposals authorizing the Board to adjourn a shareholder meeting, unless such proposal limits such authority to circumstances where a quorum is not present in person or by proxy at the shareholder meeting.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

SEI Investments Management Corporation (the "Adviser" or "SIMC"), an investment adviser registered under the Advisers Act, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the adviser to the SEI Opportunity Fund, L.P. (the "Fund") . The Adviser is responsible for the day-to-day investment management of all of the Fund's assets.

COMPENSATION. The Fund pays the Adviser a fee based on the assets under management of the Fund as set forth in an investment advisory agreement between the Adviser and the Fund. The Adviser pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Fund. The portfolio manager of the Adviser is paid a base salary plus bonus compensation across all alternative investment strategies determined as follows:

Thirty percent of the portfolio manager's bonus compensation is tied to the corporate performance of SEI Investments, as measured by the earnings per share earned for a particular year. This is set at the discretion of SEI Investments and not SIMC. Seventy percent of the portfolio manager's bonus compensation is based upon three performance factors. The most significant factor is based upon an evaluation of the portfolio manager's performance managing the Fund over the past one year, such performance being benchmarked against "risk-free" benchmarks (E.G., LIBOR and 3-month treasury bills). The second factor is based upon the growth of assets in SIMC's alternative fund products. The third is based upon a qualitative review of the portfolio manager's overall contribution to the profitability of SIMC's alternative fund products.

CURRENT COMPENSATION ARRANGEMENT. On October 1, 2009 (the "Effective Date"), all assets of the Fund were transferred to SEI Opportunity Fund, L.P. Liquidation Trust (the "Liquidation Trust") along with the Fund's liabilities and obligations, resulting in the Fund having no assets or liabilities as of that date. The Liquidation Trust was established solely for the purposes of holding, liquidating and disposing of the Fund's assets and paying or settling the liabilities and obligations of the Fund and thereafter distributing the remaining assets of the Liquidation Trust to the shareholders of the Fund, who are the only beneficiaries of the Liquidation Trust. As a result, as of the Effective Date, neither the Adviser nor any of its employees receives fees or other compensation from the Fund. In addition, no compensation will be paid to the Liquidation Trustee for its services.

OWNERSHIP OF FUND SHARES. As of the end of the Fund's most recently completed fiscal years, the portfolio manager did not beneficially own any shares of the Fund.

OTHER ACCOUNTS. As of September 30, 2009 in addition to the Fund, the portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

                REGISTERED INVESTMENT     OTHER POOLED INVESTMENT
                      COMPANIES                  VEHICLES                OTHER ACCOUNTS
              ------------------------   ------------------------   ------------------------
 PORTFOLIO    NUMBER OF                  NUMBER OF                  NUMBER OF
  MANAGER      ACCOUNTS   TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS
-----------   ---------   ------------   ---------   ------------   ---------   ------------
KEITH PIVIK       0            $0            5*     $1,926,184,656*     0            $0

* Although the accounts listed above do not pay performance-based advisory fees, certain clients in these accounts may pay performance-based advisory fees, as described below.

CONFLICTS OF INTERESTS. In addition to acting as the portfolio manager of the Fund, the portfolio manager manages the SEI Offshore Opportunity Fund Ltd., a Cayman Islands Company, and the SEI Offshore

Opportunity Fund II Ltd., a Cayman Islands Company (together, the "Offshore Feeder Funds"), the SEI Advanced Strategy Series SPC, a Cayman Islands Segregated Portfolio Company ("SPC Fund"), the SEI Global Private Equity 2005 Fund, L.P., a Delaware limited partnership, and the SEI Global Private Equity Fund II (2007), L.P., a Delaware limited partnership (together, the "Private Equity Funds"). The Offshore Feeder Funds invest substantially all of their assets in various Hedge Funds. The portfolio manager considers the objectives of the Fund, the Offshore Feeder Funds and each fund's investors as a whole when making decisions with respect to the selection, structuring and sale of hedge fund investments. It is inevitable, however, that such decisions may be more beneficial for one investor than for another investor due to the differences in the investment preferences, tax status and regulatory status of such investors. Conflicts of interest may arise from the fact that the portfolio manager may manage other investment funds, including, but not limited to, the SPC Fund and the Private Equity Funds, in which the Fund will have no interest.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            SEI Opportunity Fund, L.P.


By (Signature and Title)*               \s\ Robert A. Nesher
                                        ----------------------------------------
                                        Robert A. Nesher
                                        President

Date: December 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ Robert A. Nesher
                                        ----------------------------------------
                                        Robert A. Nesher
                                        President

Date: December 4, 2009


By (Signature and Title)*               \s\ Karen Weiss
                                        ----------------------------------------
                                        Karen Weiss
                                        Treasurer

Date: December 4, 2009

* Print the name and title of each signing officer under his or her signature.